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Semi-Annual Reports dated June 30, 2003 of the below listed investment companies are the reports sent to contractowners of the General American Life Separate Account Eleven of General American Life Insurance Company pursuant to Rule 30d-2 of the Investment Company Act of 1940.

Incorporated herein by reference are the semi-annual reports for certain portfolios of American Century Variable Portfolios as filed on Form N-CSRS, CIK No. 0000814680, File No. 033-14567.

Incorporated herein by reference are the semi-annual reports for certain series of American Funds Insurance Series as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.

Incorporated herein by reference are the semi-annual reports for certain series of the JP Morgan Series Trust II as filed on Form N-CSRS, CIK No. 0000916118, File No. 033-72834.

Incorporated herein by reference are the semi-annual reports for certain portfolios of Met Investors Series Trust as filed on Form N-CSRS, CIK No. 0001126087, File No. 333-48456.

Incorporated herein by reference are the semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

Incorporated herein by reference are the semi-annual reports for certain portfolios of Russell Insurance Funds as filed on Form N-CSRS, CIK No. 0000824036, File No. 033-18030.

Incorporated herein by reference are the semi-annual reports for certain portfolios of SEI Insurance Products Trust as filed on Form N-CSRS, CIK No. 0001075858, File No. 333-70013.

Incorporated by reference are the semi-annual reports for certain portfolios of Variable Insurance Products Fund (Fidelity) as filed on Form N-CSRS, CIK No. 0000356494, File No. 002-75010 and Variable Insurance Products Fund II, CIK No. 0000831016, File No. 033-20773 and Variable Insurance Products Fund III, CIK No. 0000927384, File No. 033-54837.

Incorporated by reference are the semi-annual reports for certain series of Van Eck Worldwide Insurance Trust as filed on Form N-CSRS, CIK No. 0000811976, File No. 033-13019.